Property, Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2018
Property, Leasehold Improvements and Equipment
Property, Leasehold Improvements and Equipment

Note 4. Property, Leasehold Improvements and Equipment

At December 31, 2018 and 2017, property, leasehold improvements and equipment consisted of the following:

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Furniture & fixtures	$ 11,494	$ 25,677
Leasehold improvements	42,350	50,400
Equipment	6,601	28,744
Vehicles	2,575	3,141
	63,020	107,962
Less accumulated depreciation	(1,178)	(81,114)
	$ 61,842	$ 26,848

In connection with the Restructuring on December 12, 2018, a fair value adjustment of $43,083 was recorded for property, leasehold improvements and equipment.  See Note 14 for additional information regarding the Restructuring.

Depreciation expense for the Successor period through December 31, 2018 was $1,178, and for the Predecessor period ended December 12, 2018, and for the Predecessor years ended December 31, 2017, and 2016 was $11,382,  $13,895 and $14,439, respectively.